Investment in joint venture - Disclosure of Assets and liabilities of joint venture (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 62,151	$ 31,109	$ 10,358
Receivables	186	161
Prepaid expenses and deposits	529	347
Total current assets	65,541	35,800
Non-current assets	138,049	108,704
Total assets	203,590	144,504
Current liabilities [abstract]
Accounts payable and accrued liabilities	3,524	2,234
Lease liability	94	83
Current liabilities	3,618	2,317
Non-current liabilities [abstract]
Lease liability	421	514
Long-term incentive plan liability	668	416
Non-current liabilities	1,089	930
Total liabilities	4,707	3,247
Equity	198,883	141,257	$ 308,842
Total liabilities and equity	203,590	144,504
Asanko Gold Mine (AGM) [Member]
Current assets
Cash and cash equivalents	64,254	40,758
Restricted cash	0	3,000
Receivables	10,820	9,516
Inventories	81,675	49,968
Prepaid expenses and deposits	4,841	2,031
Financial assets	68	0
VAT receivable	8,911	10,556
Total current assets	170,569	115,829
Non-current assets	280,769	238,781
Total assets	451,338	354,610
Current liabilities [abstract]
Accounts payable and accrued liabilities	73,102	62,153
Revolving credit facility	30,000	0
Lease liability	5,608	18,142
Asset retirement provisions	1,025	0
Current liabilities	109,735	80,295
Non-current liabilities [abstract]
Lease liability	113	5,063
Long-term incentive plan liability	596	402
Asset retirement provisions	71,668	56,148
Non-current liabilities	72,377	61,613
Total liabilities	182,112	141,908
Equity	269,226	212,702
Total liabilities and equity	$ 451,338	$ 354,610